Federated Municipal High Yield Advantage Fund
Portfolio of Investments
May 31, 2020 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—96.6%
		Alabama—1.4%
$500,000	[1]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facilities Revenue Bonds (Series 2011A), (Original Issue Yield: 7.625%), 7.500%, 1/1/2047	$328,895
1,500,000	[1]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2007), (Original Issue Yield: 5.600%), 5.500%, 1/1/2043	980,070
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013-A), (Original Issue Yield: 5.650%), (Assured Guaranty Municipal Corp. INS), 5.500%, 10/1/2053	2,241,140
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013A), (Original Issue Yield: 5.450%), (Assured Guaranty Municipal Corp. INS), 5.250%, 10/1/2048	2,229,360
835,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2010A), 5.800%, 5/1/2034	837,555
790,000	[2]	Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	806,306
		TOTAL	7,423,326
		Alaska—0.0%
1,000,000	[1,3]	Alaska Industrial Development and Export Authority (Boys & Girls Home & Family Services, Inc.), Community Provider Revenue Bonds (Series 2007C), 6.000%, 12/1/2036	50,000
		Arizona—3.6%
650,000	[2]	Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), (Series 2017D), 5.000%, 7/1/2051	636,916
500,000	[2]	Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	489,935
1,000,000	[2]	Arizona State Industrial Development Authority Education Revenue (Doral Academy of Nevada FMMR), Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	957,110
1,750,000	[2]	Arizona State Industrial Development Authority Education Revenue (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	1,848,542
4,000,000		Maricopa County, AZ Pollution Control Corp. (Public Service Co., NM), PCR Refunding Bonds (Series 2003A), 6.250%, 1/1/2038	4,037,000
1,000,000	[2]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2047	965,020
1,500,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	1,563,030
1,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,050,250
2,450,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2019A), 4.000%, 1/1/2039	2,934,610
3,000,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), (Original Issue Yield: 5.100%), (Citigroup, Inc. GTD), 5.000%, 12/1/2037	3,907,350
430,000	[2]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	443,751
		TOTAL	18,833,514
		California—6.4%
750,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	788,205
565,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	595,555
500,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	535,090
2,000,000		California State Municipal Finance Authority (LINXS APM Project), Senior Lien Revenue Bonds (Series 2018A), 5.000%, 6/1/2048	2,158,079
1,000,000	[2]	California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	1,023,101
500,000	[2]	California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	480,670
1,100,000	[2]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	1,130,338
500,000		California State, Various Purpose GO Bonds, 4.000%, 4/1/2049	578,095
2,250,000	[2]	California Statewide Communities Development Authority (Loma Linda University Medical Center ), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	2,294,055
1,555,000		Community Facilities District No. 2016 of the County of Orange (CFD 2016-1 (Village of Esencia)), Special Tax Revenue Bonds (Series 2016A), 5.000%, 8/15/2046	1,702,989

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,000,000		Community Facilities District No. 2017 of the County of Orange (CFD 2017-1 (Village of Esencia)), Improvement Area No.1 Special Tax Revenue Bonds (Series 2018A), 5.000%, 8/15/2047	$1,115,210
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.000%, 9/1/2032	570,930
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.400%), (United States Treasury PRF 1/15/2024@100), 6.000%, 1/15/2053	3,613,890
95,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2028	106,295
365,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2029	408,048
180,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2030	200,687
1,300,000		Irvine, CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 4), Special Tax Bonds (Series 2016), 4.000%, 9/1/2049	1,346,982
1,000,000		Irvine, CA Community Facilities District No. 2013-3 (Great Park Improvement Area No.1), Special Tax Bonds (Series 2014), 5.000%, 9/1/2049	1,072,820
850,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2017A), 5.000%, 5/15/2047	962,472
1,000,000		Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2014A), 5.000%, 8/1/2044	1,124,040
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	3,659,850
1,000,000		Palomar Health, CA Revenue, (Series 2016), 5.000%, 11/1/2039	1,118,660
480,000		Poway, CA Unified School District (Community Facilities District No. 6 (4S Ranch)), Special Tax Bonds (Series 2012), 5.000%, 9/1/2033	526,181
1,000,000		Roseville, CA Special Tax (Fiddyment Ranch CFD No. 1), Special Tax Refunding Revenue Bonds (Series 2017), 5.000%, 9/1/2034	1,142,060
1,250,000		San Buenaventura, CA (Community Memorial Health System), Revenue Bonds (Series 2011), 8.000%, 12/1/2031	1,295,050
1,280,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay North Redevelopment ), Tax Allocation Refunding Bonds (Series 2016A), (National Public Finance Guarantee Corporation INS), 5.000%, 8/1/2041	1,454,886
500,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay South Redevelopment), Tax Allocation Refunding Bonds (Series 2016C), (National Public Finance Guarantee Corporation INS), 5.000%, 8/1/2041	568,315
1,200,000		Santa Margarita, CA Water District Community Facilities District No. 2013-1, Special Tax Bonds (Series 2013), (Original Issue Yield: 5.700%), 5.625%, 9/1/2043	1,284,888
990,000		Western Riverside Water & Wastewater Financing Authority, CA, Local Agency Revenue Refunding Bonds (Series 2016A), 5.000%, 9/1/2044	1,187,446
		TOTAL	34,044,887
		Colorado—7.7%
750,000		Arista, CO Metropolitan District, Special Revenue Refunding and Improvement Bonds (Series 2018A), 5.000%, 12/1/2038	739,223
1,000,000		Banning Lewis Ranch Metropolitan District No.4, LT GO Bonds (Series 2018A), 5.750%, 12/1/2048	971,370
1,000,000		Banning Lewis Ranch Regional Metropolitan District, LT GO Bonds (Series 2018A), 5.375%, 12/1/2048	954,470
1,500,000		Base Village Metropolitan District No. 2, LT GO Refunding Bonds (Series 2016A), 5.750%, 12/1/2046	1,508,835
2,750,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Tax Refunding Bonds (Series 2017), 5.000%, 12/1/2037	2,593,800
2,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 5.625%, 12/1/2038	2,120,820
1,250,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 6.000%, 12/1/2038	1,337,350
1,000,000	[2]	Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	961,480
1,625,000		Colorado Educational & Cultural Facilities Authority (Skyview Academy), Charter School Refunding & Improvement Revenue Bonds (Series 2014), 5.500%, 7/1/2049	1,597,147
1,000,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), (Original Issue Yield: 5.020%), 5.000%, 12/15/2045	1,052,070
1,500,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	1,374,705
2,000,000		Colorado State Health Facilities Authority Revenue (Frasier Meadows Manor, Inc.), (Series 2017A), 5.250%, 5/15/2047	1,818,060
1,500,000		Copperleaf Metropolitan District No. 2, CO, LT GO Refunding Bonds (Series 2015), 5.750%, 12/1/2045	1,508,940
1,250,000		Denver Connection West Metropolitan District, LT GO Bonds (Series 2017A), 5.375%, 8/1/2047	1,198,162
1,000,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), (Original Issue Yield: 4.070%), 4.000%, 12/1/2048	1,065,170
1,000,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Subordinate Revenue Bonds (Series 2018A), 4.000%, 12/1/2037	1,091,400
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2040	518,765

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$1,000,000	[2]	Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	$1,131,650
750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.000%, 5/1/2027	750,593
1,500,000		Lakes at Centerra Metropolitan District No. 2, LT GO Refunding and Improvement Bonds (Series 2018A), 5.125%, 12/1/2037	1,448,250
1,250,000		Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 5.000%, 12/1/2045	1,241,337
2,500,000		North Range, CO Metropolitan District No. 2, LT GO and Special Revenue Refunding and Improvement Bonds (Series 2017A), 5.750%, 12/1/2047	2,449,275
1,500,000		Park 70 Metropolitan District, CO, General Obligation Refunding and Improvement Bonds (Series 2016), 5.000%, 12/1/2046	1,656,105
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	2,495,760
2,510,000		St. Vrain Lakes, CO Metropolitan District No.2, Limited Tax GO Senior Bonds (Series 2017A), 5.000%, 12/1/2037	2,400,263
1,500,000		Sterling Ranch Community Authority Board, CO (Sterling Ranch Metropolitan District No. 2, CO), Limited Tax Supported Revenue Senior Bonds (Series 2015A), (Original Issue Yield: 5.830%), 5.750%, 12/1/2045	1,532,790
1,030,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.125%, 11/1/2038	1,019,669
2,000,000		Three Springs Metropolitan District No. 3, CO, Property Tax Supported Revenue Bonds (Series 2010), 7.750%, 12/1/2039	2,005,940
		TOTAL	40,543,399
		Connecticut—1.1%
1,000,000		Connecticut Development Authority (Bombardier, Inc.), Airport Facility Revenue Bonds, 7.950%, 4/1/2026	907,980
1,500,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2038	1,801,770
1,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 4.000%, 5/1/2039	1,132,720
1,835,000	[2]	Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), (Original Issue Yield: 6.375%), 6.250%, 2/1/2030	1,950,495
		TOTAL	5,792,965
		Delaware—1.8%
1,350,000	[2]	Delaware Economic Development Authority (ASPIRA of Delaware Charter Operations, Inc.), Charter School Revenue Bonds (Series 2016A), 5.000%, 6/1/2051	1,259,577
1,905,000		Delaware Economic Development Authority (Delmarva Power and Light Co.), Gas Facilities Refunding Bonds, 5.400%, 2/1/2031	1,915,630
3,000,000		Delaware Health Facilities Authority (Christiana Care Health Services), Revenue and Refunding Bonds (Series 2020A), 4.000%, 10/1/2049	3,349,950
3,000,000	[2]	Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), 5.125%, 7/1/2038	2,874,990
		TOTAL	9,400,147
		District of Columbia—2.3%
1,030,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2043	1,210,590
1,000,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2019), 4.000%, 7/1/2039	1,015,460
2,000,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2012A), 5.000%, 6/1/2042	2,059,960
1,000,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2046	1,057,830
1,000,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.250%), 5.000%, 7/1/2052	849,560
1,000,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2038	1,183,720
1,000,000		Metropolitan Washington, DC Airports Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2047	1,146,880
3,000,000		Metropolitan Washington, DC Airports Authority, Revenue Refunding Bonds (Series 2019A), 5.000%, 10/1/2039	3,600,450
		TOTAL	12,124,450
		Florida—5.0%
1,250,000		Alta Lakes, FL Community Development District, Special Assessment Bonds (Series 2019), 4.625%, 5/1/2049	1,188,762
140,000		Arborwood, FL Community Development District, Special Assessment Revenue Bonds (Series 2014A-1), (Original Issue Yield: 6.900%), 6.900%, 5/1/2036	140,416

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$3,000,000	[1,2,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	$2,250,000
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.000%, 10/1/2040	1,048,680
1,000,000		Harbor Bay, FL Community Development District, Special Assessment District Area One (Series 2019A-1), (Original Issue Yield: 4.140%), 4.100%, 5/1/2048	989,950
555,000		Lakewood Ranch Stewardship District, FL (Indigo Expansion Area Project), Special Assessment Revenue Bonds (Series 2019), 4.000%, 5/1/2049	502,808
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood Centre North), Special Assessment Revenue Bonds (Series 2015), (Original Issue Yield: 4.960%), 4.875%, 5/1/2045	1,013,690
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood National & Polo Run), Special Assessment Bonds, (Original Issue Yield: 5.400%), 5.375%, 5/1/2047	1,049,030
1,000,000		Lakewood Ranch Stewardship District, FL (Northeast Sector Project—Phase 1B), Special Assessment Revenue Bonds (Series 2018), 5.450%, 5/1/2048	1,049,230
1,280,000		Lakewood Ranch Stewardship District, FL (Villages of Lakewood Ranch South), Special Assessment Revenue Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 5/1/2046	1,330,368
2,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Refunding Revenue Bonds (Series 2012), 6.500%, 10/1/2047	2,069,940
1,840,000		LT Ranch, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.000%, 5/1/2050	1,652,412
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2014A), 5.000%, 10/1/2036	1,096,840
745,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), (Original Issue Yield: 5.250%), 5.000%, 5/1/2037	758,090
1,000,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), (Original Issue Yield: 7.625%), 7.500%, 6/1/2049	1,037,550
1,405,000		Pinellas County, FL Educational Facilities Authority (Pinellas Preparatory Academy), Revenue Bonds (Series 2011A), (United States Treasury PRF 9/15/2021@100), 7.125%, 9/15/2041	1,521,685
145,000	[1,3]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
40,000		Reunion East Community Development District, FL, Special Assessment Refunding Bonds (2015-1), 6.600%, 5/1/2033	38,849
1,000,000		Seminole County, FL IDA (Legacy Pointe at UCF), Retirement Facilities Revenue Bonds (Series 2019A), 5.750%, 11/15/2054	767,380
585,000		Southern Grove, FL Community Development District #5, Special Assessment District Revenue Refunding Bonds (Series 2019), 4.000%, 5/1/2043	544,220
495,000		Talavera, FL Community Development District, Capital Improvement Revenue Bonds (Series 2019), 4.350%, 5/1/2040	470,275
770,000		Talavera, FL Community Development District, Capital Improvement Revenue Bonds (Series 2019), 4.500%, 5/1/2050	723,038
1,000,000		Tolomato Community Development District, FL, Special Assessment Refunding Bonds (Series 2019C), 4.400%, 5/1/2040	974,060
1,000,000		Tolomato Community Development District, FL, Special Assessment Refunding Bonds Subordinate Lien (Series 2019A-2), 4.250%, 5/1/2037	980,110
290,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.000%, (Step Coupon 11/1/2021@6.610%)/(Original Issue Yield: 6.930%), 5/1/2040	253,057
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.000%, (Step Coupon 11/1/2024@6.610%)/(Original Issue Yield: 6.752%), 5/1/2040	117,448
190,000	[1,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.610%, 5/1/2040	2
70,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.000%, (Step Coupon 5/1/2022@6.610%)/(Original Issue Yield: 6.610%), 5/1/2040	52,142
155,000	[1,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.550%, 5/1/2027	1
990,000		Verandah West, FL Community Development District, Capital Improvement Revenue Refunding Bonds (Series 2013), (Original Issue Yield: 5.125%), 5.000%, 5/1/2033	1,008,751
2,000,000		Willow Walk, FL Community Development District, Special Assessment Bonds (Series 2015), 5.625%, 5/1/2045	2,070,940
		TOTAL	26,699,725
		Georgia—0.3%
1,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	1,163,260
500,000		Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	489,435
		TOTAL	1,652,695
		Hawaii—0.2%
1,000,000		Hawaii State, Airports Systems Revenue Bonds (Series 2018A), 5.000%, 7/1/2048	1,151,530

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Idaho—0.4%
$3,000,000		Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 10/1/2049	$1,972,770
		Illinois—10.5%
1,875,000		Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	1,763,681
3,300,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017A), (Original Issue Yield: 7.650%), 7.000%, 12/1/2046	3,655,608
1,200,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.000%, 12/1/2046	1,128,756
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2030	1,009,710
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2031	1,003,720
500,000		Chicago, IL Motor Fuel Tax, Motor Fuel Tax Revenue Refunding Bonds (Series 2013), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2033	550,050
1,125,000		Chicago, IL O'Hare International Airport (Trips Obligated Group), Senior Special Facilities Revenue Bonds (Series 2018), 5.000%, 7/1/2048	1,228,444
385,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	427,535
275,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), (Original Issue Yield: 5.940%), 5.750%, 1/1/2039	281,322
1,000,000		Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2032	1,206,550
1,250,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.000%, 11/1/2044	1,319,388
3,000,000		Chicago, IL, UT GO Bonds (Series 2015A), (Original Issue Yield: 5.640%), 5.500%, 1/1/2033	3,101,940
2,500,000		Chicago, IL, UT GO Refunding Bonds (Series 2017A), (Original Issue Yield: 6.200%), 6.000%, 1/1/2038	2,676,175
1,250,000		Chicago, IL, UT GO Refunding Bonds (Series 2019A), 5.000%, 1/1/2044	1,214,413
314,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	300,539
2,000,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.250%, 5/15/2042	1,705,620
800,000		Illinois Finance Authority (Dekalb Supportive Living Facility), Multi-Family Housing Revenue Bonds (Series 2007), 6.100%, 12/1/2041	647,976
1,100,000		Illinois Finance Authority (Lutheran Life Communities), Revenue Bonds (Series 2019A), 5.000%, 11/1/2040	991,793
1,250,000		Illinois Finance Authority (Noble Network of Charter Schools), Education Revenue Bonds (Series 2015), 5.000%, 9/1/2032	1,326,662
1,500,000		Illinois Finance Authority (Uno Charter School Network, Inc.), Charter School Refunding & Improvement Revenue Bonds (Series 2011A), 7.125%, 10/1/2041	1,550,955
1,100,000		Illinois Finance Authority Educational Facility Revenue (Rogers Park Montessori School Project), Senior Revenue Bonds (Series 2014A), 6.125%, 2/1/2045	1,139,754
1,700,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2019 A), 4.000%, 1/1/2039	1,894,497
8,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	8,113,440
2,000,000		Illinois State, UT GO Bonds (Series 2013A), 5.000%, 4/1/2035	2,006,660
2,025,000		Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	2,066,067
1,485,000		Illinois State, UT GO Bonds (Series May 2014), 5.000%, 5/1/2023	1,511,091
1,000,000		Illinois State, UT GO Bonds (Series of February 2014), (Original Issue Yield: 5.040%), 5.000%, 2/1/2039	1,000,260
3,000,000		Illinois State, UT GO Rebuild Illinois Bonds (Series 2019B), 4.000%, 11/1/2035	2,749,800
3,000,000		Illinois State, UT GO Refunding Bonds (Series 2018B), 5.000%, 10/1/2030	3,036,480
410,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 8/1/2025	413,567
1,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.000%, 6/15/2053	954,630
2,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.500%, 6/15/2053	2,019,700
2,000,000	[4]	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), (Original Issue Yield: 5.250%), 12/15/2056	276,920
1,000,000		Sales Tax Securitization Corp., IL, Sales Tax Revenue Bonds (Series 2017A), 5.000%, 1/1/2030	1,151,390
		TOTAL	55,425,093
		Indiana—1.3%
1,250,000	[1,3]	Carmel, IN (Barrington of Carmel), Revenue Bonds (Series 2012A), (Original Issue Yield: 7.200%), 7.125%, 11/15/2042	12,500
1,000,000	[1,3]	Carmel, IN (Barrington of Carmel), Revenue Bonds (Series 2012A), (Original Issue Yield: 7.300%), 7.125%, 11/15/2047	10,000

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$4,000,000		Indiana State Finance Authority (Ohio River Bridges East End Crossing), Tax-Exempt Private Activity Bonds (Series 2013), 5.250%, 1/1/2051	$4,184,760
1,000,000	[2]	Indiana State Finance Authority (Res Polyflow Indiana Project), Exempt Facility Revenue Bonds (Series 2019 Green Bonds), (Original Issue Yield: 7.125%), 7.000%, 3/1/2039	840,770
2,000,000		Rockport, IN (AK Steel Corp.), Revenue Refunding Bonds (Series 2012-A), 7.000%, 6/1/2028	1,788,600
		TOTAL	6,836,630
		Iowa—1.9%
950,478		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), 5.400%, 11/15/2046	900,568
206,686	[3]	Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.000%, 5/15/2056	2,584
995,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013) Exchange Bonds (Series B) TOBs, 5.250%, Mandatory Tender 12/1/2037	998,055
3,000,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), (Original Issue Yield: 5.300%), 5.250%, 12/1/2025	3,029,520
3,750,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), (Original Issue Yield: 5.780%), 5.500%, 6/1/2042	3,799,462
1,060,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.000%, 12/1/2041	1,210,721
		TOTAL	9,940,910
		Kentucky—0.7%
1,250,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2011A), (Original Issue Yield: 7.400%), (United States Treasury PRF 5/15/2021@100), 7.375%, 5/15/2046	1,333,075
1,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2046	812,000
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,588,820
		TOTAL	3,733,895
		Louisiana—1.1%
1,000,000		Calcasieu Parish, LA Memorial Hospital Service District (Lake Charles Memorial Hospital), Hospital Revenue Refunding Bonds (Series 2019), 5.000%, 12/1/2039	1,086,010
30,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Refunding Revenue Bonds (Series 2016), (United States Treasury PRF 5/15/2026@100), 5.000%, 5/15/2047	37,588
970,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Refunding Revenue Bonds (Series 2016), 5.000%, 5/15/2047	1,059,783
1,000,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Revenue Bonds (Series 2011), (Original Issue Yield: 6.650%), (United States Treasury PRF 5/15/2021@100), 6.500%, 5/15/2037	1,059,040
1,000,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2008) TOBs, 6.100%, Mandatory Tender 6/1/2030	1,090,650
1,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.250%, 5/15/2035	1,596,765
		TOTAL	5,929,836
		Maine—0.9%
1,000,000		Maine Health & Higher Educational Facilities Authority (Eastern Maine Healthcare Systems Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,044,170
1,335,000		Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), 7.500%, 7/1/2032	1,389,348
2,000,000	[2]	Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	2,123,400
		TOTAL	4,556,918
		Maryland—1.8%
500,000		Baltimore, MD (Harbor Point), Special Obligation Refunding Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 6/1/2043	478,210
955,000		Baltimore, MD Special Obligation (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	950,664
1,980,000		Frederick County, MD (Jefferson Technology Park), Tax Increment & Special Tax B Limited Obligation Bonds (Series 2013B), (Original Issue Yield: 7.300%), 7.125%, 7/1/2043	1,651,182
1,060,000		Maryland State Economic Development Corp. (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 9/1/2025	1,064,388

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—continued
$200,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2032	$210,048
450,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	466,016
1,000,000		Maryland State Economic Development Corp. (Purple Line Transit Partners LLC), Private Activity Revenue Bonds (Series 2016D Green Bonds), 5.000%, 3/31/2051	969,370
1,000,000	[2]	Prince Georges County, MD (Westphalia Town Center), Special Obligation Revenue Bonds (Series 2018), (Original Issue Yield: 5.330%), 5.250%, 7/1/2048	995,730
1,000,000		Prince Georges County, MD Revenue Authority (Suitland-Naylor Road Project), Special Obligation Bonds (Series 2016), 5.000%, 7/1/2046	969,130
1,000,000		Rockville, MD Mayor & City Council Economic Development Revenue (Ingleside at King Farm), (Series 2017B), 5.000%, 11/1/2047	907,300
1,000,000		Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), (Original Issue Yield: 6.300%), 6.250%, 7/1/2044	1,016,810
		TOTAL	9,678,848
		Massachusetts—0.8%
2,000,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Refunding Bonds (Series 2016Q), 5.000%, 7/1/2047	2,286,780
1,000,000	[2]	Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	963,940
800,000		Massachusetts Development Finance Agency (Tufts Medical Center), Revenue Bonds (Series 2011I), (United States Treasury PRF 1/1/2021@100), 7.250%, 1/1/2032	832,320
		TOTAL	4,083,040
		Michigan—2.7%
1,000,000		Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2031	1,071,290
1,500,000		Detroit, MI Sewage Disposal System (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Refunding Bonds (Series 2012A), (Original Issue Yield: 5.300%), 5.250%, 7/1/2039	1,612,935
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-7), (National Public Finance Guarantee Corporation INS), 5.000%, 7/1/2032	1,157,110
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-6), (National Public Finance Guarantee Corporation INS), 5.000%, 7/1/2036	1,147,180
2,000,000		Michigan State Finance Authority Revenue (Public Lighting Authority ), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2044	2,095,580
5,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), (Original Issue Yield: 6.250%), 6.000%, 6/1/2048	5,000,050
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	897,210
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2015), 5.000%, 4/1/2040	1,198,660
		TOTAL	14,180,015
		Minnesota—2.6%
750,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.000%, 8/1/2041	691,410
1,100,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.250%, 8/1/2046	1,024,287
2,000,000		Duluth, MN EDA (St. Luke's Hospital of Duluth Obligated Group), Health Care Facilities Revenue Bonds (Series 2012), 6.000%, 6/15/2039	2,117,800
1,700,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2014A), 5.750%, 8/1/2044	1,775,905
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	1,027,230
3,000,000	[2]	Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	2,908,470
2,000,000		St. Cloud, MN Charter School (Stride Academy), Lease Revenue Bonds (Series 2016A), 5.000%, 4/1/2046	1,360,000
2,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority (Twin Cities Academy), Charter School Lease Revenue Bonds (Series 2015A), 5.375%, 7/1/2050	2,042,180
325,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.500%, 6/1/2036	285,977

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Minnesota—continued
$750,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.750%, 6/1/2046	$644,040
		TOTAL	13,877,299
		Mississippi—0.2%
945,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	980,154
		Missouri—0.8%
1,000,000		Kansas City, MO IDA, Airport Special Obligation Bonds (Kansas City International Airport Terminal Modernization Project) Series 2019B, 5.000%, 3/1/2035	1,183,210
2,000,000	[2]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1,981,540
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2017A), 5.250%, 5/15/2050	883,660
		TOTAL	4,048,410
		Montana—0.4%
900,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	802,647
1,250,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2052	1,098,150
		TOTAL	1,900,797
		Nebraska—0.5%
2,500,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2037	2,699,975
		Nevada—1.2%
905,000	[2]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	869,895
1,000,000	[2]	Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2048	916,320
985,000		Las Vegas, NV (Summerlin Village 24 SID No. 812), Local Improvement Bonds (Series 2015), 5.000%, 12/1/2035	1,005,488
1,500,000		Las Vegas, NV Redevelopment Agency, Tax Increment Revenue Refunding Bonds (Series 2016), 5.000%, 6/15/2045	1,657,725
1,250,000		Las Vegas, NV Special Improvement District No. 814 (Summerlin Villages 21 & 24A), Local Improvement Bonds (Series 2019), 4.000%, 6/1/2049	1,082,025
695,000		North Las Vegas, NV Special Improvement District No. 64 (Valley Vista), Local Improvement Bonds (Series 2019), 4.625%, 6/1/2049	639,386
		TOTAL	6,170,839
		New Hampshire—0.2%
1,500,000	[2]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 20017A), (Original Issue Yield: 6.375%), 6.125%, 7/1/2052	1,126,530
		New Jersey—4.4%
1,000,000		Essex County, NJ Improvement Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2015), 5.250%, 7/1/2045	1,002,400
180,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	223,583
3,075,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	3,181,364
500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	516,010
3,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Revenue Refunding Bonds (Series 2013NN), 5.000%, 3/1/2030	3,091,380
1,335,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	1,391,444
1,000,000		New Jersey EDA (UMM Energy Partners LLC), Energy Facility Revenue Bonds (Series 2012A), (Original Issue Yield: 5.190%), 5.125%, 6/15/2043	1,056,280
2,500,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 1999), 5.250%, 9/15/2029	2,469,100
1,125,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 2000B), 5.625%, 11/15/2030	1,129,838
1,280,000		New Jersey EDA Motor Vehicle Surcharge Revenue, Subordinate Revenue Refunding Bonds (Series 2017A), 5.000%, 7/1/2033	1,344,794
1,200,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), (United States Treasury PRF 6/15/2021@100), 6.000%, 6/15/2035	1,272,132

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	$1,052,490
500,000		South Jersey Port Corp., Subordinate Marine Terminal Revenue Bonds (Series 2017B), 5.000%, 1/1/2048	487,110
4,610,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	4,832,801
		TOTAL	23,050,726
		New Mexico—0.5%
1,000,000		New Mexico State Hospital Equipment Loan Council (Gerald Champion Regional Medical Center), Hospital Improvement and Refunding Revenue Bonds (Series 2012A), (Original Issue Yield: 5.700%), 5.500%, 7/1/2042	1,059,510
2,000,000	[2]	Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), (Original Issue Yield: 6.120%), 6.000%, 5/1/2040	1,886,940
		TOTAL	2,946,450
		New York—5.0%
1,000,000	[2]	Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1,058,170
5,000,000	[4]	Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation Revenue Bonds (Series 2016B), (Original Issue Yield: 6.000%), 1/1/2045	1,280,250
1,550,000		Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), (Original Issue Yield: 5.080%), 5.000%, 1/1/2056	1,517,140
20,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), (United States Treasury PRF 2/15/2021@100), 5.750%, 2/15/2047	20,779
1,975,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2013E), 5.000%, 11/15/2043	2,028,424
5,000,000	[2,5]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Trust Receipts/Certificates (Series 2019-FG0227) MUNINVs, (Assured Guaranty Municipal Corp. INS), 1.667%, 11/15/2046	5,564,300
1,500,000		Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014A), 6.700%, 1/1/2049	1,163,835
599,544		Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014C), 2.000%, 1/1/2049	89,932
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2020C-1), 4.000%, 5/1/2045	575,050
1,000,000		New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds (Series 201A-2B), 5.000%, 6/1/2051	986,040
1,000,000	[2]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	1,006,060
1,000,000		New York State Power Authority, Revenue Bonds (Series 2020A), 4.000%, 11/15/2060	1,150,880
1,500,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2039	1,646,535
2,445,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	2,357,004
455,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2031	437,642
1,000,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2018), 5.000%, 1/1/2033	1,004,370
1,000,000		Niagara Area Development Corporation, NY (Covanta Energy Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2018A), 4.750%, 11/1/2042	991,780
2,500,000		Port Authority of New York and New Jersey (JFK International Air Terminal LLC), Special Project Bonds (Series 8), (Original Issue Yield: 6.150%), 6.000%, 12/1/2042	2,516,700
1,000,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2041	1,064,340
		TOTAL	26,459,231
		North Carolina—1.0%
2,250,000		North Carolina Department of Transportation (I-77 HOT Lanes), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2054	2,292,300
1,000,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2037	993,060
1,000,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2047	947,210

Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—continued
$1,000,000		North Carolina Medical Care Commission (Whitestone Project), Retirement Facilities First Mortgage Revenue Bonds (Series 2011A), (Original Issue Yield: 8.000%), (United States Treasury PRF 3/1/2021@100), 7.750%, 3/1/2041	$1,052,980
		TOTAL	5,285,550
		Ohio—2.2%
1,000,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.000%, 2/15/2039	1,122,630
20,000,000	[4]	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Senior Capital Appreciation Refunding Bonds (Series 2020B-3 Class 2), (Original Issue Yield: 5.625%), 6/1/2057	2,582,200
1,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.500%, 2/15/2057	1,051,010
2,000,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), (Original Issue Yield: 5.080%), 5.000%, 2/15/2044	2,035,560
1,800,000	[2]	Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,715,166
1,000,000		Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	1,004,580
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,251,202
1,000,000		Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.000%, 6/30/2053	1,115,360
		TOTAL	11,877,708
		Oklahoma—0.5%
1,000,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	1,090,410
1,750,000		Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2045	1,732,972
		TOTAL	2,823,382
		Oregon—0.4%
440,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2038	442,557
635,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2043	632,409
400,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2048	393,480
500,000		Clackamas County, OR Hospital Facilities Authority (Mary's Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2052	488,290
		TOTAL	1,956,736
		Pennsylvania—3.4%
3,715,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2042	3,858,510
2,000,000		Bucks County, PA IDA (School Lane Charter School), (Series 2016A), 5.125%, 3/15/2046	2,103,720
500,000		Butler County, PA Hospital Authority (Butler Health System), Hospital Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	545,285
1,200,000		Chester County, PA IDA (Avon Grove Charter School ), Revenue Bonds (Series 2017A), 5.000%, 12/15/2047	1,250,820
800,000		Chester County, PA IDA (Avon Grove Charter School ), Revenue Bonds (Series 2017A), 5.000%, 12/15/2051	831,480
1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), (Original Issue Yield: 5.050%), 5.000%, 12/1/2042	1,072,590
1,250,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2038	1,334,188
2,000,000		Pennsylvania EDFA (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	2,007,660
1,000,000		Philadelphia, PA Authority for Industrial Development (Global Leadership Academy Charter School), Revenue Bonds (Series 2010), 6.375%, 11/15/2040	1,006,420
1,205,000		Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), (United States Treasury PRF 12/15/2022@100), 6.625%, 12/15/2041	1,391,763
790,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	768,457
500,000		Philadelphia, PA School District, GO Bonds (Series 2019A), (Pennsylvania School District Intercept Program GTD), 4.000%, 9/1/2039	571,730

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2017A), 5.000%, 10/1/2052	$1,189,400
		TOTAL	17,932,023
		Puerto Rico—2.7%
4,000,000	[1,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2010XX-RSA-1), 5.250%, 7/1/2040	2,470,000
995,000	[1,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A-RSA-1), 5.050%, 7/1/2042	611,925
310,000	[1,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A-RSA-1), 7.000%, 7/1/2033	194,138
195,000	[1,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A-RSA-1), 7.000%, 7/1/2040	122,119
2,500,000	[1,3]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A-RSA-1), 7.000%, 7/1/2043	1,565,625
9,340,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	9,347,098
		TOTAL	14,310,905
		Rhode Island—0.6%
500,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2039	533,800
2,730,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	2,857,218
		TOTAL	3,391,018
		South Carolina—0.5%
1,000,000		Berkeley County, SC (Nexton Improvement District), Assessment Revenue Bonds (Series 2019), (Original Issue Yield: 4.280%), 4.250%, 11/1/2040	872,320
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.000%, 4/1/2047	900,500
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.000%, 4/1/2052	886,980
		TOTAL	2,659,800
		South Dakota—0.4%
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.050%), 5.000%, 11/1/2042	945,830
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.200%), 5.125%, 11/1/2047	944,480
		TOTAL	1,890,310
		Tennessee—1.1%
1,200,000		Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.000%, 1/1/2047	893,712
4,000,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 5.000%, 7/1/2037	4,381,600
500,000		Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 4.000%, 7/1/2049	532,865
		TOTAL	5,808,177
		Texas—9.0%
1,100,000		Arlington, TX Higher Education Finance Corp. (Uplift Education), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	1,146,255
500,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.000%, 11/15/2044	547,920
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2034	247,205
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2017B), 5.000%, 1/1/2034	235,065
1,000,000		Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), (Original Issue Yield: 5.080%), 5.000%, 12/1/2045	1,020,060
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2046	1,069,680
2,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), 6.000%, 8/15/2043	2,203,960
750,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2011), (Original Issue Yield: 6.000%), (United States Treasury PRF 8/15/2021@100), 5.750%, 8/15/2041	798,848
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	522,040
1,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Revenue Bonds (Series 2014), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2039	1,144,770

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,000,000		Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2050	$2,062,300
1,500,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), (Original Issue Yield: 5.300%), 5.250%, 9/1/2044	1,599,045
515,000		Decatur, TX Hospital Authority (Wise Regional Health System), Revenue Bonds, 6.375%, 9/1/2042	551,889
1,110,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), (United States Treasury PRF 10/1/2023@100), 5.250%, 10/1/2051	1,292,351
1,500,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue & Refunding Bonds (Series 2011), (Original Issue Yield: 6.875%), 6.625%, 7/15/2038	1,519,950
2,000,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Bonds (Series 2015B-1), 5.000%, 7/15/2035	1,938,000
500,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2014), (Original Issue Yield: 4.900%), 4.750%, 7/1/2024	496,690
1,000,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2014), (Original Issue Yield: 5.150%), 5.000%, 7/1/2029	997,790
1,000,000		Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2012A), 5.000%, 7/1/2032	1,054,990
535,000		Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), (United States Treasury PRF 5/15/2021@100), 6.875%, 5/15/2041	568,496
1,500,000		Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017A), 5.000%, 10/15/2044	1,655,640
2,000,000		La Vernia, TX Higher Education Finance Corporation (Meridian World School), Education Revenue Bonds (Series 2015A), 5.500%, 8/15/2045	2,037,320
1,500,000	[2]	Mission, TX Economic Development Corporation (Natgasoline), Senior Lien Revenue Bonds (Series 2018), (Original Issue Yield: 4.716%), 4.625%, 10/1/2031	1,510,965
2,000,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2042	1,775,120
700,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2046	638,785
1,000,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facilities Revenue Bonds (Series 2016A), (Original Issue Yield: 5.530%), 5.500%, 11/15/2052	710,230
1,500,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2016A), 5.000%, 1/1/2026	1,709,505
600,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2016A), 5.000%, 1/1/2039	693,954
2,000,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 8.000%, 11/15/2049	2,106,420
2,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.000%, 2/1/2042	3,041,950
1,500,000	[1,3]	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community), Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.500%, 11/15/2045	1,050,000
2,655,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Retirement Facility Revenue Bonds (Series 2017A), (Original Issue Yield: 6.770%), 6.750%, 11/15/2052	2,596,829
2,000,000		Texas Private Activity Bonds Surface Transportation Corporation (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Senior Lien Revenue Bonds (Series 2016), 5.000%, 12/31/2050	2,021,260
2,680,000		Texas State Transportation Commission (Central Texas Turnpike System), Second Tier Revenue Refunding Bonds (Series 2015-C), 5.000%, 8/15/2042	2,814,322
545,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	574,986
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds (Series 2018), 4.000%, 8/1/2036	1,763,340
		TOTAL	47,717,930
		Utah—0.6%
1,000,000		Salt Lake City, UT Airport Revenue, Airport Revenue Bonds (Series 2018A), 5.000%, 7/1/2048	1,133,800
2,000,000	[2]	Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), 5.250%, 6/15/2037	2,012,800
		TOTAL	3,146,600
		Vermont—0.2%
1,000,000	[2]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013) TOBs, 4.625%, Mandatory Tender 4/3/2028	1,038,230
		Virginia—1.9%
1,800,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.000%, 7/1/2051	1,922,940
1,500,000	[2]	Embrey Mill Community Development Authority, VA, Special Assessment Revenue Bonds (Series 2015), 5.600%, 3/1/2045	1,388,490

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$1,380,000		Mosaic District CDA, VA, Revenue Bonds (Series 2011A), (Original Issue Yield: 6.930%), 6.875%, 3/1/2036	$1,404,398
1,000,000		Norfolk, VA Redevelopment and Housing Authority (Harbor's Edge), Fort Norfolk Retirement Community Revenue Bond (Series 2019B), 5.250%, 1/1/2054	981,380
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), (Original Issue Yield: 5.120%), 5.000%, 6/1/2047	4,218,083
370,000		Virginia Small Business Financing Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2018) TOBs, 5.000%, Mandatory Tender 7/1/2038	373,770
		TOTAL	10,289,061
		Washington—2.5%
1,000,000		Port of Seattle, WA IDC (Delta Air Lines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2012), (Original Issue Yield: 5.310%), 5.000%, 4/1/2030	1,012,250
5,000,000	[2,5]	Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226B) MUNINVs, 6.257%, 1/1/2047	6,302,000
1,000,000		Washington State Health Care Facilities Authority (Virginia Mason Medical Center), Revenue Bonds (Series 2017), 5.000%, 8/15/2037	1,020,400
1,000,000	[2]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), 7.000%, 7/1/2050	1,013,950
1,000,000	[2]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.000%, 7/1/2045	1,014,380
2,500,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.500%, 1/1/2049	2,627,250
		TOTAL	12,990,230
		Wisconsin—1.9%
3,000,000	[2]	Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	2,628,750
750,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2047	781,185
1,000,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2052	1,040,090
1,000,000		Public Finance Authority, WI (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2016), 4.000%, 8/1/2035	888,650
3,000,000	[2]	Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2048	2,757,510
800,000		Wisconsin State HEFA (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 8/15/2039	882,656
1,000,000		Wisconsin State HEFA (St. Camillus Health System, Inc.), Revenue Bonds (Series 2019A), 5.000%, 11/1/2046	901,200
		TOTAL	9,880,041
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $508,161,418)	510,312,705
	[5]	SHORT-TERM MUNICIPALS—1.7%
		Alabama—1.5%
1,450,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-A) Daily VRDNs, 0.200%, 6/1/2020	1,450,000
3,650,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.200%, 6/1/2020	3,650,000
2,900,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.200%, 6/1/2020	2,900,000
		TOTAL	8,000,000
		Florida—0.2%
900,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 0.210%, 6/1/2020	900,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $8,900,000)	8,900,000
		TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $517,061,418)	519,212,705
		OTHER ASSETS AND LIABILITIES - NET—1.7%[6]	8,917,958
		TOTAL NET ASSETS—100%	$528,130,663
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.0% of the Fund's portfolio as calculated based upon total market value.

1	Security in default.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2020, these restricted securities amounted to $69,674,342, which represented 13.2% of total net assets.
3	Non-income-producing security.
4	Zero coupon bond.
5	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
6	Assets, other than investments in securities, less liabilities.
Additional information on restricted securities held at May 31, 2020, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), (Series 2017D), 5.000%, 7/1/2051	10/12/2017	$663,164	$636,916
Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	12/15/2017	$516,538	$489,935
Arizona State Industrial Development Authority Education Revenue (Doral Academy of Nevada FMMR), Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	4/3/2019	$1,045,421	$957,110
Arizona State Industrial Development Authority Education Revenue (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	12/14/2018	$1,804,448	$1,848,542
Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1/14/2016	$1,000,000	$1,058,170
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	6/13/2014	$750,000	$788,205
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$580,266	$595,555
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	8/4/2017	$546,669	$535,090
California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	12/13/2017	$1,009,940	$1,023,101
California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	12/4/2017	$515,162	$480,670
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	10/5/2017	$1,172,557	$1,130,338
California Statewide Communities Development Authority (Loma Linda University Medical Center ), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	4/28/2016	$2,261,202	$2,294,055
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	12/16/2013	$2,958,880	$2,250,000
Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	8/11/2016	$946,760	$961,480
Delaware Economic Development Authority (ASPIRA of Delaware Charter Operations, Inc.), Charter School Revenue Bonds (Series 2016A), 5.000%, 6/1/2051	7/15/2016	$1,421,317	$1,259,577
Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	8/23/2017	$1,083,046	$1,131,650
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$920,273	$869,895
Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2048	4/6/2018	$1,002,345	$916,320
Embrey Mill Community Development Authority, VA, Special Assessment Revenue Bonds (Series 2015), 5.600%, 3/1/2045	10/22/2015	$1,500,000	$1,388,490
Indiana State Finance Authority (Res Polyflow Indiana Project), Exempt Facility Revenue Bonds (Series 2019 Green Bonds, (Original Issue Yield: 7.125%), 7.000%, 3/1/2039	3/28/2019	$987,075	$840,770
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1/10/2018	$1,975,791	$1,981,540
Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	1/27/2017	$2,000,000	$2,123,400
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2047	10/6/2016	$1,038,149	$965,020
Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	12/7/2017	$1,060,160	$963,940
Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Trust Receipts/Certificates (Series 2019-FG0227) MUNINVs, (Assured Guaranty Municipal Corp. INS), 1.667%, 11/15/2046	2/12/2019	$5,204,951	$5,564,300

Security	Acquisition Date	Acquisition Cost	Market Value
Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), 5.125%, 7/1/2038	11/15/2018	$2,862,003	$2,874,990
Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	12/8/2017	$2,934,103	$2,908,470
Mission, TX Economic Development Corporation (Natgasoline), Senior Lien Revenue Bonds (Series 2018), (Original Issue Yield: 4.716%), 4.625%, 10/1/2031	10/30/2018	$1,488,067	$1,510,965
Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), (Original Issue Yield: 6.375%), 6.250%, 2/1/2030	11/25/2015	$1,818,533	$1,950,495
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 20017A), (Original Issue Yield: 6.375%), 6.125%, 7/1/2052	6/8/2017	$1,448,979	$1,126,530
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	10/29/2014	$1,000,000	$1,006,060
Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	6/27/2019	$1,896,649	$1,715,166
Prince Georges County, MD (Westphalia Town Center), Special Obligation Revenue Bonds (Series 2018), (Original Issue Yield: 5.330%), 5.250%, 7/1/2048	11/16/2018	$988,362	$995,730
Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	6/22/2017	$3,065,472	$2,628,750
Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2048	6/28/2018	$2,733,300	$2,757,510
Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226B) MUNINVs, 6.257%, 1/1/2047	2/1/2019	$5,249,721	$6,302,000
Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	4/17/2019	$790,000	$806,306
Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), 5.250%, 6/15/2037	8/31/2017	$1,865,017	$2,012,800
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013) TOBs, 4.625%, Mandatory Tender 4/3/2028	3/28/2018	$1,000,000	$1,038,230
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	7/3/2013	$436,702	$443,751
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), 7.000%, 7/1/2050	7/22/2015	$993,694	$1,013,950
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.000%, 7/1/2045	7/22/2015	$1,006,289	$1,014,380
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.500%, 1/1/2049	1/31/2014	$2,500,000	$2,627,250
Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), (Original Issue Yield: 6.120%), 6.000%, 5/1/2040	6/30/2015	$1,971,262	$1,886,940
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LT	—Limited Tax
MUNINVs	—Municipal Inverse Floater
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SID	—Special Improvement District
TELA	—Toll Equity Loan Agreement
TOBs	—Tender Option Bonds
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes